Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2021	As of December 31, 2020
	(Audited)	(Audited)
	$	$
Within 1 year	259,195	183,990
After 1 year but within 5 years	188,729	-
Total lease payments	447,924	183,990

Less: imputed interest	(17,607)	(6,349)
Total lease obligations	430,317	177,641
Less: current obligations	248,942	(177,641)
Long-term lease obligations	181,375	-

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of December 31, 2020	As of December 31, 2019
	(Audited)	(Audited)
	$	$
Within 1 year	183,990	113,291
After 1 year but within 5 years	-	171,630
Total lease payments	183,990	284,921

Less: imputed interest	(6,349)	(16,318)
Total lease obligations	177,641	268,603
Less: current obligations	(177,641)	(102,159)
Long-term lease obligations	-	166,444